RESTRUCTURING ACTIVITIES (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Restructuring and Related Activities [Abstract]
Balance, at beginning
Current period charges	1,279
Payments	(1,048)
Balance, at ending	$ 231